Retirement Plans - Reconciliation of Balances of Pension Benefit Obligation and Fair Value of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 292.0	$ 267.1	$ 267.1	$ 220.0
Service cost	0.1	0.1	0.4	0.4	0.4
Interest cost	2.9	3.0	11.8	11.9	11.7
Net actuarial loss			20.9	41.7
Benefits paid			(8.2)	(6.9)
Benefit obligation at end of year			292.0	267.1	220.0
Fair value of plan assets at beginning of year	227.4	202.9	202.9	199.7
Actual return on plan assets			25.5	2.9
Contributions by Gallagher			7.2	7.2
Benefits paid			(8.2)	(6.9)
Fair value of plan assets at end of year			227.4	202.9	199.7
Funded status of the plan (underfunded)			(64.6)	(64.2)
Noncurrent liabilities - accrued benefit liability			(64.6)	(64.2)
Accumulated other comprehensive loss - net actuarial loss			90.9	87.5
Net amount included in retained earnings			$ 26.3	$ 23.3